Offerings	Feb. 09, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0000001 per share or Pre-funded Warrants to purchase Ordinary Shares(1)(2)(3)(4)
Maximum Aggregate Offering Price	$ 9,200,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,270.52
Offering Note

1	(1) Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the U.S. Securities Act of 1933, as amended (the ‘Securities Act’). Pursuant to Rule 416, there are also being registered such indeterminable additional securities as may be issued or resold to prevent dilution as a result of stock splits, stock dividends, recapitalizations, combinations, or similar transactions. (2) In accordance with Rule 457(g) under the Securities Act, no separate registration fee is required with respect to the warrants registered hereby. (3) The proposed maximum aggregate offering price of the Ordinary Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants offered and sold in the offering, and as such the proposed maximum offering price of the Ordinary Shares and pre-funded warrants (including the Ordinary Shares issuable upon exercise of the pre-funded warrants) if any, is $9,200,000.00, based on a $8,000,000.00 base offering size and a 15% overallotment option. (4) The registrant may issue pre-funded warrants to purchase Ordinary Shares in the offering. The purchase price of each unit including a pre-funded warrant will equal the price per Unit including one Ordinary Share, minus $0.0001, and the exercise price of each pre-funded warrant will be $0.0001 per Ordinary Share.

2	(5) In accordance with Rule 457(g) under the Securities Act, no separate registration fee is required with respect to the warrants registered hereby.

3	(6) Based on an assumed per-share exercise price for the Warrants of 100% of the public offering price per unit in this offering.

4	(7) The proposed maximum aggregate offering price of the Ordinary Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants offered and sold in the offering, and as such the proposed maximum offering price of the Ordinary Shares and pre-funded warrants (including the Ordinary Shares issuable upon exercise of the pre-funded warrants) if any, is $9,200,000.00. (8) The registrant may issue pre-funded warrants to purchase Ordinary Shares in the offering. The purchase price of each unit including a pre-funded warrant will equal the price per Unit including one Ordinary Share, minus $0.0001, and the exercise price of each pre-funded warrant will be $0.0001 per Ordinary Share.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Ordinary Shares(5)
Amount of Registration Fee	$ 0.00
Offering Note

1	(1) Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the U.S. Securities Act of 1933, as amended (the ‘Securities Act’). Pursuant to Rule 416, there are also being registered such indeterminable additional securities as may be issued or resold to prevent dilution as a result of stock splits, stock dividends, recapitalizations, combinations, or similar transactions. (2) In accordance with Rule 457(g) under the Securities Act, no separate registration fee is required with respect to the warrants registered hereby. (3) The proposed maximum aggregate offering price of the Ordinary Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants offered and sold in the offering, and as such the proposed maximum offering price of the Ordinary Shares and pre-funded warrants (including the Ordinary Shares issuable upon exercise of the pre-funded warrants) if any, is $9,200,000.00, based on a $8,000,000.00 base offering size and a 15% overallotment option. (4) The registrant may issue pre-funded warrants to purchase Ordinary Shares in the offering. The purchase price of each unit including a pre-funded warrant will equal the price per Unit including one Ordinary Share, minus $0.0001, and the exercise price of each pre-funded warrant will be $0.0001 per Ordinary Share.

2	(5) In accordance with Rule 457(g) under the Securities Act, no separate registration fee is required with respect to the warrants registered hereby.

3	(6) Based on an assumed per-share exercise price for the Warrants of 100% of the public offering price per unit in this offering.

4	(7) The proposed maximum aggregate offering price of the Ordinary Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants offered and sold in the offering, and as such the proposed maximum offering price of the Ordinary Shares and pre-funded warrants (including the Ordinary Shares issuable upon exercise of the pre-funded warrants) if any, is $9,200,000.00. (8) The registrant may issue pre-funded warrants to purchase Ordinary Shares in the offering. The purchase price of each unit including a pre-funded warrant will equal the price per Unit including one Ordinary Share, minus $0.0001, and the exercise price of each pre-funded warrant will be $0.0001 per Ordinary Share.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares issuable upon exercise of the Warrants(6)
Maximum Aggregate Offering Price	$ 9,200,000.00
Amount of Registration Fee	$ 1,270.52
Offering Note

1	(1) Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the U.S. Securities Act of 1933, as amended (the ‘Securities Act’). Pursuant to Rule 416, there are also being registered such indeterminable additional securities as may be issued or resold to prevent dilution as a result of stock splits, stock dividends, recapitalizations, combinations, or similar transactions. (2) In accordance with Rule 457(g) under the Securities Act, no separate registration fee is required with respect to the warrants registered hereby. (3) The proposed maximum aggregate offering price of the Ordinary Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants offered and sold in the offering, and as such the proposed maximum offering price of the Ordinary Shares and pre-funded warrants (including the Ordinary Shares issuable upon exercise of the pre-funded warrants) if any, is $9,200,000.00, based on a $8,000,000.00 base offering size and a 15% overallotment option. (4) The registrant may issue pre-funded warrants to purchase Ordinary Shares in the offering. The purchase price of each unit including a pre-funded warrant will equal the price per Unit including one Ordinary Share, minus $0.0001, and the exercise price of each pre-funded warrant will be $0.0001 per Ordinary Share.

2	(5) In accordance with Rule 457(g) under the Securities Act, no separate registration fee is required with respect to the warrants registered hereby.

3	(6) Based on an assumed per-share exercise price for the Warrants of 100% of the public offering price per unit in this offering.

4	(7) The proposed maximum aggregate offering price of the Ordinary Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants offered and sold in the offering, and as such the proposed maximum offering price of the Ordinary Shares and pre-funded warrants (including the Ordinary Shares issuable upon exercise of the pre-funded warrants) if any, is $9,200,000.00. (8) The registrant may issue pre-funded warrants to purchase Ordinary Shares in the offering. The purchase price of each unit including a pre-funded warrant will equal the price per Unit including one Ordinary Share, minus $0.0001, and the exercise price of each pre-funded warrant will be $0.0001 per Ordinary Share.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares issuable upon exercise of the Pre-funded Warrants(7)(8)
Amount of Registration Fee	$ 0.00
Offering Note

1	(1) Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the U.S. Securities Act of 1933, as amended (the ‘Securities Act’). Pursuant to Rule 416, there are also being registered such indeterminable additional securities as may be issued or resold to prevent dilution as a result of stock splits, stock dividends, recapitalizations, combinations, or similar transactions. (2) In accordance with Rule 457(g) under the Securities Act, no separate registration fee is required with respect to the warrants registered hereby. (3) The proposed maximum aggregate offering price of the Ordinary Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants offered and sold in the offering, and as such the proposed maximum offering price of the Ordinary Shares and pre-funded warrants (including the Ordinary Shares issuable upon exercise of the pre-funded warrants) if any, is $9,200,000.00, based on a $8,000,000.00 base offering size and a 15% overallotment option. (4) The registrant may issue pre-funded warrants to purchase Ordinary Shares in the offering. The purchase price of each unit including a pre-funded warrant will equal the price per Unit including one Ordinary Share, minus $0.0001, and the exercise price of each pre-funded warrant will be $0.0001 per Ordinary Share.

2	(5) In accordance with Rule 457(g) under the Securities Act, no separate registration fee is required with respect to the warrants registered hereby.

3	(6) Based on an assumed per-share exercise price for the Warrants of 100% of the public offering price per unit in this offering.

4	(7) The proposed maximum aggregate offering price of the Ordinary Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants offered and sold in the offering, and as such the proposed maximum offering price of the Ordinary Shares and pre-funded warrants (including the Ordinary Shares issuable upon exercise of the pre-funded warrants) if any, is $9,200,000.00. (8) The registrant may issue pre-funded warrants to purchase Ordinary Shares in the offering. The purchase price of each unit including a pre-funded warrant will equal the price per Unit including one Ordinary Share, minus $0.0001, and the exercise price of each pre-funded warrant will be $0.0001 per Ordinary Share.